Other Assets_Details Of Other Assets(Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2017 USD ($)
Other Assests Line Items [Line Items]
Other Assets	₩ 16,204,169,000,000	₩ 8,857,785,000,000	$ 15,180,687
Less: Allowances
Reconciliation Of Changes In Accumulated Impairment Losses Of Other Assets Abstract [Abstract]
Beginning	120,811,000,000	332,676,000,000
Changes In Accumulated Impairment Of Other Assets Abstract [Abstract]
Write Offs Of Impairment Loss Recognised In Profit Or Loss Other Assets	(16,516,000,000)	(272,062,000,000)
Impairment Loss Recognised In Profit Or Loss Other Assets	11,250,000,000	4,190,000,000
Business combination	21,293,000,000	13,537,000,000
Others	(7,000,000)	42,470,000,000
Ending	136,831,000,000	120,811,000,000
Other financial assets
Other Assests Line Items [Line Items]
Other Assets	10,195,015,000,000	7,322,335,000,000
Other financial assets | Other receivables
Other Assests Line Items [Line Items]
Other Assets	6,447,405,000,000	4,326,183,000,000
Other financial assets | Accrued income
Other Assests Line Items [Line Items]
Other Assets	1,594,455,000,000	1,305,680,000,000
Other financial assets | Guarantee deposits
Other Assests Line Items [Line Items]
Other Assets	1,211,841,000,000	1,230,400,000,000
Other financial assets | Domestic exchange settlement debits
Other Assests Line Items [Line Items]
Other Assets	949,897,000,000	535,237,000,000
Other financial assets | Others
Other Assests Line Items [Line Items]
Other Assets	101,909,000,000	25,226,000,000
Other financial assets | Less: Allowances
Other Assests Line Items [Line Items]
Other Assets	(104,813,000,000)	(95,629,000,000)
Reconciliation Of Changes In Accumulated Impairment Losses Of Other Assets Abstract [Abstract]
Beginning	95,629,000,000	308,699,000,000
Changes In Accumulated Impairment Of Other Assets Abstract [Abstract]
Write Offs Of Impairment Loss Recognised In Profit Or Loss Other Assets	(14,546,000,000)	(271,522,000,000)
Impairment Loss Recognised In Profit Or Loss Other Assets	9,840,000,000	2,445,000,000
Business combination	21,293,000,000	13,537,000,000
Others	(7,403,000,000)	42,470,000,000
Ending	104,813,000,000	95,629,000,000
Other financial assets | Less Present value discount
Other Assests Line Items [Line Items]
Other Assets	(5,679,000,000)	(4,762,000,000)
Other non financial assets
Other Assests Line Items [Line Items]
Other Assets	6,009,154,000,000	1,535,450,000,000
Other non financial assets | Other receivables
Other Assests Line Items [Line Items]
Other Assets	3,640,000,000	17,727,000,000
Other non financial assets | Prepaid expenses
Other Assests Line Items [Line Items]
Other Assets	153,650,000,000	188,135,000,000
Other non financial assets | Guarantee deposits
Other Assests Line Items [Line Items]
Other Assets	4,904,000,000	3,934,000,000
Other non financial assets | Insurance assets
Other Assests Line Items [Line Items]
Other Assets	1,180,980,000,000	128,146,000,000
Other non financial assets | Separate account assets
Other Assests Line Items [Line Items]
Other Assets	4,119,203,000,000	866,310,000,000
Other non financial assets | Others
Other Assests Line Items [Line Items]
Other Assets	578,795,000,000	356,380,000,000
Other non financial assets | Less: Allowances
Other Assests Line Items [Line Items]
Other Assets	(32,018,000,000)	(25,182,000,000)
Reconciliation Of Changes In Accumulated Impairment Losses Of Other Assets Abstract [Abstract]
Beginning	25,182,000,000	23,977,000,000
Changes In Accumulated Impairment Of Other Assets Abstract [Abstract]
Write Offs Of Impairment Loss Recognised In Profit Or Loss Other Assets	(1,970,000,000)	(540,000,000)
Impairment Loss Recognised In Profit Or Loss Other Assets	1,410,000,000	1,745,000,000
Business combination	0	0
Others	7,396,000,000	0
Ending	₩ 32,018,000,000	₩ 25,182,000,000